(Loss)/Earnings Per Share	9 Months Ended
Sep. 30, 2021
Earnings Per Share, Basic and Diluted [Abstract]
(Loss)/Earnings Per Share	(Loss)/Earnings Per Share
The computation of basic earnings per share is based on the weighted average number of common shares outstanding during the period and includes the shares issuable to the audit committee chairman and the independent directors at the end of the period for services rendered. Diluted earnings per share are the same as basic earnings per share. There are no other potentially dilutive shares. The computation of basic earnings per share is calculated after deducting the preferred stock dividend from net (loss)/income.

	September 30,
	2020	2021
Net (loss)/income	$(20,519)	$109,143
Less preferred dividend	8,622	8,318
Less/(plus) mezzanine equity measurement	495	(271)
Net (loss)/income available to common shareholders	$(29,636)	$101,096
Weighted average number of shares, basic and diluted	102,762,932	111,044,439
(Loss)/earnings per share in U.S. Dollars, basic and diluted	$(0.29)	$0.91